Ford Credit Auto Owner Trust 2022-D
Monthly Investor Report

Collection Period	September 2024
Payment Date	10/15/2024
Transaction Month	23
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-258040 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,471,280,949.11	45,366		54.6 months

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$254,320,000.00	4.594%		December 15, 2023
Class A-2a Notes	$300,340,000.00	5.37%		August 15, 2025
Class A-2b Notes	$160,000,000.00	6.10207%	*	August 15, 2025
Class A-3 Notes	$460,340,000.00	5.27%		May 15, 2027
Class A-4 Notes	$75,000,000.00	5.30%		March 15, 2028
Class B Notes	$39,480,000.00	5.98%		June 15, 2028
Class C Notes	$26,300,000.00	6.46%		May 15, 2030
Total	$1,315,780,000.00
		* 30-day average SOFR + 0.76%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$2,107,825.52

Principal:
Principal Collections	$19,450,969.92
Prepayments in Full	$8,787,076.89
Liquidation Proceeds	$322,194.19
Recoveries	$111,473.24
Sub Total	$28,671,714.24
Collections	$30,779,539.76

Purchase Amounts:
Purchase Amounts Related to Principal	$26,929.82
Purchase Amounts Related to Interest	$218.52
Sub Total	$27,148.34

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$30,806,688.10

Ford Credit Auto Owner Trust 2022-D
Monthly Investor Report

Collection Period	September 2024
Payment Date	10/15/2024
Transaction Month	23
III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$30,806,688.10
Servicing Fee	$519,337.84	$519,337.84	$0.00	$0.00	$30,287,350.26
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$30,287,350.26
Interest - Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$30,287,350.26
Interest - Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$30,287,350.26
Interest - Class A-3 Notes	$1,723,310.55	$1,723,310.55	$0.00	$0.00	$28,564,039.71
Interest - Class A-4 Notes	$331,250.00	$331,250.00	$0.00	$0.00	$28,232,789.71
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$28,232,789.71
Interest - Class B Notes	$196,742.00	$196,742.00	$0.00	$0.00	$28,036,047.71
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$28,036,047.71
Interest - Class C Notes	$141,581.67	$141,581.67	$0.00	$0.00	$27,894,466.04
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$27,894,466.04
Regular Principal Payment	$25,239,613.76	$25,239,613.76	$0.00	$0.00	$2,654,852.28
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$2,654,852.28
Residual Released to Depositor	$0.00	$2,654,852.28	$0.00	$0.00	$0.00
Total		$30,806,688.10

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$25,239,613.76
Total					$25,239,613.76

IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
		Per $1,000 of		Per $1,000 of		Per $1,000 of
	Actual	Original Balance	Actual	Original Balance	Actual	Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$25,239,613.76	$54.83	$1,723,310.55	$3.74	$26,962,924.31	$58.57
Class A-4 Notes	$0.00	$0.00	$331,250.00	$4.42	$331,250.00	$4.42
Class B Notes	$0.00	$0.00	$196,742.00	$4.98	$196,742.00	$4.98
Class C Notes	$0.00	$0.00	$141,581.67	$5.38	$141,581.67	$5.38
Total	$25,239,613.76	$19.18	$2,392,884.22	$1.82	$27,632,497.98	$21.00

Ford Credit Auto Owner Trust 2022-D
Monthly Investor Report

Collection Period	September 2024
Payment Date	10/15/2024
Transaction Month	23

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2b Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$392,404,679.29	0.8524236	$367,165,065.53	0.7975954
Class A-4 Notes	$75,000,000.00	1.0000000	$75,000,000.00	1.0000000
Class B Notes	$39,480,000.00	1.0000000	$39,480,000.00	1.0000000
Class C Notes	$26,300,000.00	1.0000000	$26,300,000.00	1.0000000
Total	$533,184,679.29	0.4052233	$507,945,065.53	0.3860410

Pool Information
Weighted Average APR	4.071%	4.092%
Weighted Average Remaining Term	37.68	36.96
Number of Receivables Outstanding	27,658	26,863
Pool Balance	$623,205,410.08	$594,362,837.64
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$564,901,177.31	$539,228,924.96
Pool Factor	0.4235802	0.4039764

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$3,947,367.68
Yield Supplement Overcollateralization Amount	$55,133,912.68
Targeted Overcollateralization Amount	$86,417,772.11
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$86,417,772.11

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$3,947,367.68
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$3,947,367.68
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$3,947,367.68

Ford Credit Auto Owner Trust 2022-D
Monthly Investor Report

Collection Period	September 2024
Payment Date	10/15/2024
Transaction Month	23
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		77	$255,401.62
(Recoveries)		60	$111,473.24
Net Loss for Current Collection Period			$143,928.38
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.2771%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.2098%
Second Prior Collection Period			0.5686%
Prior Collection Period			0.5588%
Current Collection Period			0.2837%
Four Month Average (Current and Prior Three Collection Periods)			0.4052%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		1,491	$7,486,135.22
(Cumulative Recoveries)			$1,082,815.87
Cumulative Net Loss for All Collection Periods			$6,403,319.35
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.4352%

Average Realized Loss for Receivables that have experienced a Realized Loss			$5,020.88
Average Net Loss for Receivables that have experienced a Realized Loss			$4,294.65

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	1.49%	281	$8,848,818.69
61-90 Days Delinquent	0.29%	49	$1,721,735.82
91-120 Days Delinquent	0.05%	8	$304,497.29
Over 120 Days Delinquent	0.13%	21	$772,583.70
Total Delinquent Receivables	1.96%	359	$11,647,635.50

Repossession Inventory:
Repossessed in the Current Collection Period		19	$750,423.46
Total Repossessed Inventory		36	$1,484,334.29

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.2696%
Prior Collection Period			0.2531%
Current Collection Period			0.2904%
Three Month Average			0.2710%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.80%
13-24	1.50%
25-36	2.70%
37+	4.40%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.4709%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2022-D
Monthly Investor Report

Collection Period	September 2024
Payment Date	10/15/2024
Transaction Month	23

Receivables Granted Extensions in the Current Collection Period:	# of Receivables	Amount

1 Month Extended	88	$2,583,365.69
2 Months Extended	124	$4,024,161.99
3+ Months Extended	21	$701,658.85

Total Receivables Extended	233	$7,309,186.53
IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 5, 2024

X. FLOATING RATE BENCHMARK: BENCHMARK TRANSITION

Benchmark Transition Event:	N/A

Benchmark Replacement Date:	N/A

Unadjusted Benchmark Replacement:	N/A

Benchmark Replacement Adjustment:	N/A

Benchmark Replacement Conforming Changes:	N/A

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer